Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Common stock, par value	[1]	$ 0.00035	$ 0.00035
Ordinary shares, authorized	[1]	142,857,143	142,857,143
Ordinary shares, shares issued		2,525,696	2,525,696
Ordinary shares, shares outstanding	[1]	2,372,088	2,372,002
Common Class A [Member]
Ordinary shares, authorized	[1]	114,285,714	114,285,714
Ordinary shares, shares issued		1,994,367	1,994,367
Ordinary shares, shares outstanding	[1]	1,840,759	1,840,673
Common Class B [Member]
Ordinary shares, authorized	[1]	28,571,429	28,571,429
Ordinary shares, shares issued		531,329	531,329
Ordinary shares, shares outstanding	[1]	531,329	531,329

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation on July 20, 2026 (Note 15).